UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Enhanced Government Fund, Inc (EGF)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M2, 0.67%, 3/25/35	$3,220	$2,715,690
GSAA Home Equity Trust, Series 2005-1, Class AF2, 4.32%, 11/25/34	83	82,564
Securitized Asset-Backed Receivables LLC Trust:
Series 2005-0P1, Class M2, 0.68%, 1/25/35	2,000	1,380,132
Series 2005-OP2, Class M1, 0.66%, 10/25/35	1,025	601,909
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A2, 1.18%, 10/25/37	2,500	1,296,560
Total Asset-Backed Securities – 3.2%		6,076,855

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
Bank of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.22%, 11/25/33 (a)	284	265,537
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.97%, 11/25/34 (a)	389	337,920
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A17, 6.00%, 1/25/37	878	589,546
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.50%, 10/25/35 (a)	1,579	1,023,383
Thornburg Mortgage Securities Trust (a):
Series 2006-6, Class A1, 0.34%, 11/25/46	1,321	1,314,064
Series 2007-2, Class A2A, 0.36%, 6/25/37	868	839,521
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A1, 2.58%, 8/25/35 (a)	67	66,270
		4,436,241

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 4.3%
Commercial Mortgage Pass- Through Certificates, Series 2007-C9, Class A2, 5.81%, 12/10/49 (a)	$3,164	$3,187,099
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A2, 5.59%, 9/15/40	3,340	3,393,596
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2, 5.32%, 2/15/40	1,575	1,581,331
		8,162,026
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37 (a)	489	94,537
Total Non-Agency Mortgage-Backed Securities – 6.7%		12,692,804

Preferred Securities
Capital Trusts
Diversified Financial Services — 1.1%
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	2,000	1,992,372
Electric Utilities — 1.0%
PPL Capital Funding, 6.70%, 3/30/67 (a)	2,000	1,910,000
Insurance — 0.2%
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	504	435,960
Total Capital Trusts – 2.3%		4,338,332

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

BLACKROCK ENHANCED GOVERNMENT FUND, INC	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc (EGF)
(Percentages shown are based on Net Assets)

Trust Preferreds	Shares	Value
Capital Markets — 0.9%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	$1,744,000
Media — 1.1%
Comcast Corp., 6.63%, 5/15/56	80,000	2,096,000
Total Trust Preferreds – 2.0%		3,840,000
Total Preferred Securities – 4.3%		8,178,332

Taxable Municipal Bonds	Par (000)
State of California, GO, Various Purpose 3, Mandatory Put Bonds, 5.65%, 4/01/39 (a)	$1,220	1,295,518
Total Taxable Municipal Bonds – 0.7%		1,295,518

US Government Sponsored Agency Securities
Agency Obligations — 14.4%
Fannie Mae:
5.25%, 8/01/12 (c)	2,460	2,561,554
4.00%, 2/01/41	19,729	20,705,022
Federal Farm Credit Bank, 4.55%, 6/08/20 (d)	3,500	4,077,419
		27,343,995
Collateralized Mortgage Obligations — 11.9%
Ginnie Mae Mortgage-Backed Securities, Class C (a):
Series 2005-87, 5.21%, 9/16/34	10,000	10,789,900
Series 2006-3, 5.24%, 4/16/39	10,000	11,714,810
		22,504,710
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2010-126, Class UI, 5.50%, 10/25/40	4,173	671,244
Ginnie Mae Mortgage-Backed Securities, Series 2006-30, Class IO, 0.66%, 5/16/46 (a)	6,293	204,813
		876,057

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 74.8%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26 - 9/01/26	$14,930	$15,612,422
4.00%, 4/01/24 - 2/01/41	16,516	17,456,143
4.50%, 10/01/41(d)(e)	42,951	45,775,878
4.96%, 2/01/13	5,018	5,145,141
5.00%, 11/01/33 - 2/01/40 (c)	18,367	19,879,218
5.24%, 4/01/12 (c)	7,939	7,935,924
5.50%, 7/01/17 – 10/25/40 (c)	20,095	21,949,760
6.00%, 2/01/36 – 10/01/36	5,081	5,590,940
6.20%, 2/01/12	1,459	1,458,156
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	780	830,351
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	27	29,650
		141,663,583
Total US Government Sponsored Agency Securities – 101.6%		192,388,345

US Treasury Obligations
US Treasury Bonds (d):
6.63%, 2/15/27	4,000	6,112,500
3.88%, 8/15/40	12,000	14,257,500
4.38%, 5/15/41	10,000	12,918,800
3.75%, 8/15/41	12,000	13,970,640
US Treasury Notes (d):
0.13%, 8/31/13	375	374,077
1.00%, 8/31/16	1,175	1,177,938
3.13%, 5/15/21	15,000	16,648,800
2.13%, 8/15/21	2,000	2,035,320
Total US Treasury Obligations – 35.7%		67,495,575
Total Long-Term Investments (Cost – $276,327,416) – 152.2%		288,127,429

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (f)(g)	3,353,157	3,353,157
Total Short-Term Securities (Cost – $3,353,157) – 1.8%		3,353,157
Total Investments Before TBA Sale Commitments and Options Written (Cost – $279,680,573*) – 154.0%		291,480,586

BLACKROCK ENHANCED GOVERNMENT FUND, INC	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc (EGF)
(Percentages shown are based on Net Assets)

TBA Sale Commitments	Par (000)	Value
Fannie Mae Mortgage-Backed Securities, 4.50%, 10/01/41 (e)	$21,500	$(22,830,801)
Total TBA Sale Commitments (Proceeds – $22,562,402) – (12.1)%		(22,830,801)

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (0.3)%
Pay a fixed rate of 0.50% and receive a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Deutsche Bank AG	50,000	(23,450)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Deutsche Bank AG	50,000	(90,040)
Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Deutsche Bank AG	20,000	(200,876)
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 10/27/11, Broker Deutsche Bank AG	5,000	(162,923)
Total Options Written (Premiums Received – $360,000) – (0.3)%		(477,289)
Total Investments, Net of TBA Sale Commitments and Options Written - 141.6%		268,172,496
Liabilities in Excess of Other Assets – (41.6)%		(78,851,980)
Net Assets – 100.0%		$189,320,516

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$279,681,638
Gross unrealized appreciation	$15,549,755
Gross unrealized depreciation	(3,750,807)
Net unrealized appreciation	$11,798,948

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Depreciation
JPMorgan Chase Bank NA	—	$(138,348)
Morgan Stanley & Co., Inc.	—	$(140,484)

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	13,611,942	(10,258,785)	3,353,157	$4,530

(g)	Represents the current yield as of report date.

BLACKROCK ENHANCED GOVERNMENT FUND, INC	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc (EGF)

•	Reverse repurchase agreements outstanding as of September 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Merrill Lynch & Co., Inc.	0.05%	8/18/11	Open	$16,557,262	$16,556,250
Bank of America, NA	(0.01)%	8/31/11	11/15/11	1,992,483	1,992,500
Credit Suisse Securities (USA) LLC	0.04%	8/31/11	Open	12,570,433	12,570,000
Credit Suisse Securities (USA) LLC	0.00%	9/13/11	Open	10,875,000	10,875,000
Deutsche Bank AG	0.12%	9/13/11	Open	3,990,239	3,990,000
Deutsche Bank AG	0.10%	9/14/11	Open	12,100,572	12,100,000
Deutsche Bank AG	(0.15)%	9/14/11	Open	374,510	374,532
Deutsche Bank AG	0.14%	9/16/11	Open	6,020,351	6,020,000
Deutsche Bank AG	0.25%	9/23/11	10/13/11	3,299,688	3,299,505
BNP Paribas	(0.06)%	9/30/11	10/03/11	2,307,496	2,307,500
Deutsche Bank AG	0.03%	9/30/11	10/03/11	1,179,407	1,179,406
Total				$71,267,441	$71,264,693

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
5.96% [1]	3-month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$(15,139,127)

[1]	Pays fixed interest rate and receives floating rate.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK ENHANCED GOVERNMENT FUND, INC	SEPTEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc (EGF)

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,076,855	—	$6,076,855
Non-Agency Mortgage-Backed Securities	—	12,692,804	—	12,692,804
Preferred Securities	$3,840,000	4,338,332	—	8,178,332
Taxable Municipal Bonds	—	1,295,518	—	1,295,518
US Government Sponsored Agency Securities	—	192,388,345	—	192,388,345
US Treasury Obligations	—	67,495,575	—	67,495,575
Short-Term Securities:
Money Market Funds	3,353,157	—	—	3,353,157
Liabilities:
TBA Sale Commitments	—	(22,830,801)	—	(22,830,801)

Total	$7,193,157	$261,456,628	—	$268,649,785

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	—	$(15,616,416)	—	$(15,616,416)

[1]	Derivative financial instruments are swaps and options written. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK ENHANCED GOVERNMENT FUND, INC	SEPTEMBER 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 23, 2011